CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	400,000,000	300,000,000
Common stock, shares issued	41,543,655	41,543,655	41,543,655
Common stock, shares outstanding	41,543,655	41,543,655	41,543,655
Series A Convertible Preferred Stock
Preferred stock, shares authorized	3,437,500	3,437,500	3,437,500
Preferred stock, shares issued	1,276,750	1,276,750	1,276,750
Preferred stock, shares outstanding	1,276,750	1,276,750	1,276,750
Preferred stock, liquidation value	$ 12,767,500	$ 12,767,500	$ 12,767,500
Series B Convertible Preferred Stock
Preferred stock, shares authorized	11,000,000	5,000,000	5,000,000
Preferred stock, shares issued	4,972,519	3,809,378	3,809,378
Preferred stock, shares outstanding	4,972,519	3,809,378	3,809,378
Preferred stock, liquidation value	$ 14,917,557	$ 11,428,134	$ 11,428,134